Employee Benefits (Schedule Of Recorded Severance Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits [Abstract]
Beginning of Year	$ 1,569	$ 1,638	$ 1,104
Charged to Expense	32	1,217	950
Payments	(474)	(1,307)	(522)
Other	(14)	21	106
End of Year	$ 1,113	$ 1,569	$ 1,638